Schedule V - Valuation Allowances and Qualifying Accounts (Detail) (Allowance for estimated losses on mortgage loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for estimated losses on mortgage loans
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance as of beginning of period	$ 1,832		$ 637
Additions charged to costs and expenses	(1,110)	1,832	(637)
Other additions	0	0	0
Deductions	722
Balance as of end of period		$ 1,832